Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued payroll and other welfare	$ 2,149,582	$ 1,898,958
Other accrued expenses	854,122	254,269
Total	$ 3,003,704	$ 2,153,227